Form N-1A Supplement	Apr. 30, 2026
ALLSPRING U.S. EQUITY FUNDS | Small Company Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
At a meeting held November 10-11, 2026, the Board of Trustees of the Fund approved a proposal to disconnect the master-feeder structure under which the Fund invests 100% of its assets in the Allspring Small Company Value Portfolio. On or about April 16, 2027 (the “Effective Date”), the Fund will begin to invest substantially all of its assets directly in a portfolio of securities. As a result of this change, on the Effective Date, the first paragraph of the Fund’s principal investment strategy will be deleted, and all references to the “master portfolio” or Small Company Value Portfolio, as applicable, will be removed or replaced with references to the Fund throughout the prospectus, summary prospectus and statement of additional information.